SCHEDULE OF CHANGES IN NUMBER OF WARRANTS OUTSTANDING (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Number of warrants outstanding, beginning	12,349,912
Weighted average exercise price, warrants outstanding, beginning	$ 1.20
Number of warrants issued - offering		12,499,343
Weighted average exercise price, warrants issued - offering		$ 1.20
Number of warrants issued - agent		124,994
Weighted average exercise price, warrants issued - agent		$ 1.20
Number of warrants exercised	(363,625)	(274,425)
Weighted average exercise price, warrants exercised	$ 1.20	$ 1.20
Number of warrants outstanding, ending	11,986,287	12,349,912
Weighted average exercise price, warrants outstanding, ending	$ 1.20	$ 1.20